                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   JUNE 30, 2004
                                                 -------------


Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     LUMINUS MANAGEMENT, LLC
Address:  494 8TH AVENUE
          20TH FLOOR
          NEW YORK, NEW YORK 10010



Form 13F File Number: 28-10672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     MARK BRENNAN
Title:    TREASURER
Phone:    732-249-6750

Signature, Place, and Date of Signing:

          /S/ MARK BRENNAN    EAST BRUNSWICK, NEW JERSEY     AUGUST 5, 2004
          ----------------    --------------------------     --------------
           [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     18

Form 13F Information Table Value Total:               $129,911
                                                    (thousands)

List of Other Included Managers:                         NONE

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                      FORM 13F INFORMATION TABLE (6/30/04)

         COLUMN 1                     COLUMN 2        COLUMN 3  COLUMN 4                       COLUMN 5
------------------------------------- --------------  --------- -------------   -------------------------------
                                                                                 SHRS OR PRN     SH/     PUT/
NAME OF ISSUER                        TITLE OF CLASS  CUSIP     VALUE (X1000)         AMOUNT     PRN     CALL
---------------------------------------------------------------------------------------------------------------
AMEREN CORPORATION                    Common Stock    023608102       11,363         264,500      SH
---------------------------------------------------------------------------------------------------------------
AMERICAN ELECTRIC POWER               Common Stock    025537101        3,344         104,500      SH
---------------------------------------------------------------------------------------------------------------
AQUILA, INC.                          Common Stock    03840P102        1,938         544,300      SH
---------------------------------------------------------------------------------------------------------------
CLECO CORPORATION                     Common Stock    12561W105        1,807         100,500      SH
---------------------------------------------------------------------------------------------------------------
DOMINION RESOURCES, INC.              Common Stock    25746U109        7,097         112,500      SH
---------------------------------------------------------------------------------------------------------------
DPL INC                               Common Stock    233293109        4,799         247,100      SH
---------------------------------------------------------------------------------------------------------------
EDISON INTERNATIONAL                  Common Stock    281020107        5,055         197,700      SH
---------------------------------------------------------------------------------------------------------------
ENTERGY CPORPORATION NEW              Common Stock    29364G103        3,921          70,000      SH
---------------------------------------------------------------------------------------------------------------
EXELON CORP                           Common Stock    30161N101        7,757         233,000      SH
---------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP                      Common Stock    337932107        8,990         240,300      SH
---------------------------------------------------------------------------------------------------------------
P G & E CORPORATION                   Common Stock    69331C108       14,191         507,900      SH
---------------------------------------------------------------------------------------------------------------
PPL CORPORATION                       Common Stock    69351T106       12,994         283,100      SH
---------------------------------------------------------------------------------------------------------------
SEMPRA ENERGY                         Common Stock    816851109        8,604         249,900      SH
---------------------------------------------------------------------------------------------------------------
SIERRA PACIFIC RESOURCES NEW          Common Stock    826428104        3,932         510,000      SH
---------------------------------------------------------------------------------------------------------------
SOUTHERN UNION CO. NEW                Common Stock    844030106        4,895         232,200      SH
---------------------------------------------------------------------------------------------------------------
TEXAS GENCO HLDGS INC                 Common Stock    882443104        5,474         121,400      SH
---------------------------------------------------------------------------------------------------------------
TXU CORP                              Common Stock    873168108       12,270         302,900      SH
---------------------------------------------------------------------------------------------------------------
WISCONSIN ENERGY CORP(HLDG CO)        Common Stock    976657106       11,482         352,100      SH
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                     129,911
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
         COLUMN 1                      COLUMN 6     COLUMN 7                  COLUMN 8
------------------------------------- ----------   ---------  ------------------------------------

                                      INVESTMENT   OTHER                VOTING AUTHORITY
NAME OF ISSUER                        DISCRETION   MANAGERS      SOLE        SHARED        NONE
--------------------------------------------------------------------------------------------------
AMEREN CORPORATION                    SOLE                    264,500             0           0
--------------------------------------------------------------------------------------------------
AMERICAN ELECTRIC POWER               SOLE                    104,500             0           0
--------------------------------------------------------------------------------------------------
AQUILA, INC.                          SOLE                    544,300             0           0
--------------------------------------------------------------------------------------------------
CLECO CORPORATION                     SOLE                    100,500             0           0
--------------------------------------------------------------------------------------------------
DOMINION RESOURCES, INC.              SOLE                    112,500             0           0
--------------------------------------------------------------------------------------------------
DPL INC                               SOLE                    247,100             0           0
--------------------------------------------------------------------------------------------------
EDISON INTERNATIONAL                  SOLE                    197,700             0           0
--------------------------------------------------------------------------------------------------
ENTERGY CPORPORATION NEW              SOLE                     70,000             0           0
--------------------------------------------------------------------------------------------------
EXELON CORP                           SOLE                    233,000             0           0
--------------------------------------------------------------------------------------------------
FIRSTENERGY CORP                      SOLE                    240,300             0           0
--------------------------------------------------------------------------------------------------
P G & E CORPORATION                   SOLE                    507,900             0           0
--------------------------------------------------------------------------------------------------
PPL CORPORATION                       SOLE                    283,100             0           0
--------------------------------------------------------------------------------------------------
SEMPRA ENERGY                         SOLE                    249,900             0           0
--------------------------------------------------------------------------------------------------
SIERRA PACIFIC RESOURCES NEW          SOLE                    510,000             0           0
--------------------------------------------------------------------------------------------------
SOUTHERN UNION CO. NEW                SOLE                    232,200             0           0
--------------------------------------------------------------------------------------------------
TEXAS GENCO HLDGS INC                 SOLE                    121,400             0           0
--------------------------------------------------------------------------------------------------
TXU CORP                              SOLE                    302,900             0           0
--------------------------------------------------------------------------------------------------
WISCONSIN ENERGY CORP(HLDG CO)        SOLE                    352,100             0           0
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------